Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39032
Entity Registrant Name	PROFOUND MEDICAL CORP.
Entity Central Index Key	0001628808
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	2400 Skymark Avenue, Unit 6
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4W 5K5
City Area Code	647
Local Phone Number	476-1350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	PROF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false